January 5, 2022

Document Control

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds College Target Date Series

File No. 333-180729 and No. 811-22692

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 30, 2021 of Registrant’s Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Secretary